UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: DECEMBER 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	Michael J. Heller  Chicago, Illinois  FEBRUARY 13, 2004

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	49

Form 13F Information Table Value Total	$2,604,701

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    37873  1097756 SH       SOLE                  1052356             45400
AIMCO Series P                                  03748R861    26274  1038900 SH       SOLE                  1038900
AMB Property Corporation                        00163T109    59317  1804036 SH       SOLE                  1681636            122400
Amli Residential Prop.                          001735109    42534  1587100 SH       SOLE                  1587100
Archstone-Smith Trust                           039583109   251965  9005191 SH       SOLE                  6883884           2121307
Arden Realty, Inc.                              039793104   178220  5874095 SH       SOLE                  4187595           1686500
AvalonBay Communities, Inc.                     053484101   154401  3230145 SH       SOLE                  1901817           1328328
Boston Properties, Inc.                         101121101     3227    66965 SH       SOLE                    66965
Brandywine Realty Trust                         105368203     4256   159000 SH       SOLE                   159000
Camden Property Trust                           133131102    34728   783925 SH       SOLE                   727175             56750
Cedar Shopping Centers                          150602209    14704  1183900 SH       SOLE                  1183900
Corporate Office Properties Tr                  22002T108    57143  2721103 SH       SOLE                  2539783            181320
Crescent Real Estate Series A                   225756204    21032   899200 SH       SOLE                   899200
Equity Residential Properties                   29476L107    39867  1350955 SH       SOLE                  1235355            115600
Essex Property Trust, Inc.                      297178105    40186   625760 SH       SOLE                   576760             49000
Fairmont Hotels & Resorts Inc.                  305204109    82006  3021575 SH       SOLE                  1252475           1769100
Federal Realty Investment Trus                  313747206    79109  2060660 SH       SOLE                  1962060             98600
First Industrial Realty Trust,                  32054K103    19194   568700 SH       SOLE                   568700
Gables Residential Trust                        362418105     4502   129600 SH       SOLE                   129600
General Growth Properties, Inc                  370021107     4955   178565 SH       SOLE                   178565
Glimcher Realty Trust                           379302102    18074   807600 SH       SOLE                   807600
HRPT Properties                                 40426W101    42748  4236700 SH       SOLE                  4236700
Healthcare Realty Trust                         421946104     3582   100200 SH       SOLE                   100200
Hersha Hospitality Trust                        427825104     8396   831300 SH       SOLE                   831300
Highwoods Properties                            431284108     4986   196300 SH       SOLE                   196300
Hilton Hotels Corp                              432848109    28666  1673425 SH       SOLE                  1529725            143700
Innkeepers USA Tst Series A 8.                  4576J0302     2727   108200 SH       SOLE                   108200
Koger Equity, Inc.                              500228101     2945   140700 SH       SOLE                   140700
Kramont Realty 9.75 Series B-1                  50075Q206      250     8300 SH       SOLE                     8300
Mack-Cali Realty Corporation                    554489104   179497  4312766 SH       SOLE                  2822466           1490300
Maguire Properties, Inc.                        559775101    31094  1279600 SH       SOLE                  1279600
Nationwide Health Properties,                   638620104    36523  1868200 SH       SOLE                  1868200
New Plan Excel Realty Trust                     648053106    32293  1309000 SH       SOLE                  1309000
Pan Pacific Retail                              69806L104     1467    30790 SH       SOLE                    30790
Post Properties Inc.                            737464107    34709  1243160 SH       SOLE                  1162210             80950
Public Storage Inc. A Shares                    74460D729     2299    76900 SH       SOLE                    76900
Public Storage, Inc.                            74460D109    45956  1059148 SH       SOLE                   988098             71050
Reckson Associates Realty Corp                  75621K106   150918  6210625 SH       SOLE                  5301725            908900
SL Green Realty Corp.                           78440X101    63747  1552911 SH       SOLE                  1443711            109200
Senior Housing Property                         81721M109    35048  2034100 SH       SOLE                  2034100
Shurgard Storage Ctr-A                          82567D104    32604   865965 SH       SOLE                   806865             59100
Simon Property Group, Inc.                      828806109   120557  2601585 SH       SOLE                  1704835            896750
Starwood Hotels & Resorts Worl                  85590A203    28777   800035 SH       SOLE                   726735             73300
Taubman Centers, Inc.                           876664103   108821  5282555 SH       SOLE                  5183505             99050
The Macerich Company                            554382101   178541  4012155 SH       SOLE                  2274955           1737200
The Rouse Company                               779273101    28990   616815 SH       SOLE                   574065             42750
TrizecHahn Corp.                                89687P107    41638  2703790 SH       SOLE                  2498440            205350
United Dominion Realty Trust                    910197102   180889  9421283 SH       SOLE                  9295633            125650
Vornado Realty Trust                            929042109     2464    45010 SH       SOLE                    45010
Report Summary				49 Data Records		2,604,701		0 Other managers on whose behalf report is filed